Shareholders' equity - Reconciliation of movement in number of ordinary shares (Details) $ / shares in Units, $ in Millions		12 Months Ended
		Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 AUD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares
Reconciliation of movement in number of ordinary shares
Value of shares acquired in off-market buy back | $	[1]		$ 3,503
Ordinary shares
Shareholders' equity
Par value | $ / shares		$ 0
Number of votes per ordinary shares | $ / shares		1
Reconciliation of movement in number of ordinary shares
Balance as at beginning of year		3,501,127,694	3,668,591,808
Dividend reinvestment plan		7,949,266
Issued shares for the year		7,949,266
Off-market share buy-back			(167,464,114)
Balance as at end of year		3,509,076,960	3,501,127,694	3,668,591,808
DRP interim dividend, number of shares			9,971,443
DRP final dividend, number of shares				10,286,188
DRP average price per share for interim dividend | $ / shares			$ 23.96
DRP average price per share for final dividend | $ / shares			$ 23.86	$ 22.34
Increase in share capital attributable to DRP final dividend | $			$ 192
DRP final dividend transaction costs | $			2
Value of shares acquired in off-market buy back | $			$ 3,500
Number of shares acquired in an off-market share buy-back			167,464,114
Average price per share of shares repurchased in an off-market buy back | $ / shares			$ 20.90
Fully franked dividend component, per share | $ / shares			$ 9.56
Fully franked dividend component, aggregate value | $			$ 1,601
Off-market share buy-back, capital component per share | $ / shares			$ 11.34
Off-market share buy-back, capital component including transaction costs | $			$ 1,902
Parent Entity
Reconciliation of movement in number of ordinary shares
DRP final dividend transaction costs | $			$ 2
Parent Entity | Ordinary shares
Reconciliation of movement in number of ordinary shares
Balance as at beginning of year		3,501,127,694	3,668,591,808
Dividend reinvestment plan		7,949,266
Issued shares for the year		7,949,266
Off-market share buy-back			(167,464,114)
Balance as at end of year		3,509,076,960	3,501,127,694	3,668,591,808
DRP interim dividend, number of shares			9,971,443
DRP final dividend, number of shares				10,286,188
DRP average price per share for interim dividend | $ / shares			$ 23.96
DRP average price per share for final dividend | $ / shares			$ 23.86	$ 22.34
Increase in share capital attributable to DRP final dividend | $			$ 192
Value of shares acquired in off-market buy back | $			$ 3,500
Number of shares acquired in an off-market share buy-back			167,464,114
Average price per share of shares repurchased in an off-market buy back | $ / shares			$ 20.90
Fully franked dividend component, per share | $ / shares			$ 9.56
Fully franked dividend component, aggregate value | $			$ 1,601
Off-market share buy-back, capital component per share | $ / shares			$ 11.34
Off-market share buy-back, capital component including transaction costs | $			$ 1,902

[1]	In 2022, the Group completed a $3.5 billion off-market share buy-back of Westpac ordinary shares. Refer to Note 26 for further details.